Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Subsequent Events [Text Block]
Note 10	Subsequent Events

On August 24, 2011, a company controlled by the Chairman of the Company exercised 833,334 warrants at the original price of $0.90 per share of common stock prior to the expiry of the warrants on October 29, 2011. Accordingly, the Company issued 833,334 shares of common stock.

On August 22, 2011, and August 26, 2011, a former consultant of the Company exercised 11,700 and 112,100 options respectively at the exercise price of $0.47 per share of common stock. Accordingly, the Company issued 123,800 shares of common stock.

Note 16	Subsequent Events

(a)

On June 14, 2011, the Company issued an aggregate of 3,145,800 units under a brokered private placement for aggregate gross proceeds of $5,636,170 (CDN$5,505,150) at a price of $1.79 (CDN$1.75) per unit, with each unit consisting of one share of the Company’s common stock and one-half of one common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company’s common stock at an exercise price of $2.30 (CDN$2.25) per share until June 14, 2013. In connection with the offering, the Company paid an aggregate of $394,533 (CDN$385,361) in cash commissions and issued an aggregate of 220,206 broker warrants, with each broker warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of CDN$1.75 per share until December 14, 2012.

In addition, all of the outstanding convertible debentures of the Company in the aggregate principal amount of $1,464,800 were converted on the closing of the Offering with a total of 1,332,261 common shares being issued to the holders.

In addition, the Company entered into warrant exercise agreements with two insiders that have agreed to each exercise 833,334 warrants at the original exercise price of $0.90 per share on or before July 29, 2011, prior to the expiry of the warrants on October 29, 2011. In the event that a warrant holder does not exercise all of their respective warrants on or before August 31, 2011, a default amount of $250,000 will be immediately due and payable to the Company by that respective warrant holder, and such default amount will incur interest at the rate of 2% per month (on a pro-rata basis) until the default amount is paid in full.

The Company has agreed to use its best commercially reasonable efforts to file, and keep effective, a resale registration statement with the U.S. Securities and Exchange Commission relating to the securities sold in the private placement.

(b)

On July 25, 2011, the Company granted 201,351 deferred share units to six non-employee directors and two officers and one employee pursuant to its deferred share unit plan. Each deferred share unit provides the holder thereof the right to exchange the unit into one share of common stock of the Company under the terms and conditions of the plan. 77,027 of the deferred share units vest immediately and 124,324 of the deferred share units vest as to 1/3 of the deferred share units on the first, second and third anniversary of the date of the grant, at which time the deferred share units are fully vested.